Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Senior Notes.
Schedule of Convertible Senior Notes
	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Principal amount of Convertible Senior Notes	7,561	—	—
Cumulative interest payable	1,657	—	—
Net carrying amount	9,218	—	—

Schedule of interest relating to the Convertible Senior Notes

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Contractual coupon interest	64,786	1,483	520	84
Amortization of debt discount	14,103	—	—	—
Amortization of debt issuance costs	11,846	—	—	—
Interest cost capitalized	(34,789)	(362)	(65)	(10)
Total interests expense	55,946	1,121	455	74